United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
 Quarterly Schedule of Portfolio Holdings of Registered Management Investment
                                    Companies




                                    811-6307

                      (Investment Company Act File Number)


                  Federated Intermediate Government Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06


               Date of Reporting Period: Quarter ended 11/30/05
                                         ----------------------







Item 1.     Schedule of Investments

FEDERATED INTERMEDIATE GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

     Principal
       Amount                                                                        Value

                              U.S. TREASURY--23.4%
   $ 8,100,000   (1) United States Treasury Notes, 3.500%, 11/15/2009      $       7,828,814
     3,700,000   (1) United States Treasury Notes, 4.000%, 9/30/2007               3,672,465
                                   TOTAL U.S.
                         TREASURY
                         (IDENTIFIED COST $11,534,793)                             11,501,279

                           GOVERNMENT AGENCIES--36.3%
                     Federal Home Loan Bank System--26.3%
     1,300,000       3.750%, 1/16/2007                                             1,287,295
     3,400,000       3.875%, 6/8/2007                                              3,357,297
     8,500,000       4.000%, 6/13/2008                                             8,337,150
                         TOTAL                                                     12,981,742
                     Federal Home Loan Mortgage Corp--10.0%
     2,000,000       4.250%, 6/23/2008                                             1,974,782
     3,000,000       4.500%, 1/15/2013                                             2,934,363
                         TOTAL                                                     4,909,145
                                TOTAL GOVERNMENT
                         AGENCIES
                          (IDENTIFIED COST $18,122,080)                            17,890,887

                     MORTGAGE BACKED SECURITIES--36.2%
                     Federal Home Loan Mortgage Corp--31.8%
       35,707        6.500%, 12/1/2015                                               36,756
     7,762,455       5.000%, 4/1/2020 - 5/1/2020                                   7,649,188
     8,014,280       5.500%, 3/1/2020 - 11/1/2025                                  7,971,800
                         TOTAL                                                     15,657,744
                     Federal National Mortgage Association--4.4%
     2,182,055       5.000%, 10/1/2020                                             2,150,050
                         TOTAL MORTGAGE-BACKED SECURITIES

                         (IDENTIFIED COST $17,991,644)                             17,807,794

                     ADJUSTABLE-RATE MORTGAGES--1.6%
                     Federal National Mortgage Association ARMs--1.6%
      373,974        3.662%, 6/1/2033                                               366,515
      429,337        3.808%, 10/1/2034                                              424,781
                         TOTAL ADJUSTABLE-RATE
                                    MORTGAGES
                         (IDENTIFIED COST $809,236)                                 791,296

                     REPURCHASE AGREEMENTS--24.8%
      939,000        Interest in $3,275,000,000 joint repurchase
                     agreement 4.040%, dated 11/30/2005, under which
                     Bank of America N.A., will repurchase a U.S.
                     Government Agency security with a
                     ----------------------------------------------------
                     maturity of 7/1/2035 for $3,275,367,528 on
                     12/1/2005.  The market value of the underlying
                     security at the end of the period was
                     $3,340,500,000.                                                939,000
     5,000,000       Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005 under which
                     ----------------------------------------------------
                     Bear Stearns and Co., Inc. will repurchase U.S.
                     Government Agency securities with various
                     maturities to 11/1/2035 for $1,000,112,222 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,030,001,392 (held as collateral for securities
                     lending).                                                     5,000,0000
     6,278,000       Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005 under which
                     ----------------------------------------------------
                     Credit Suisse First Boston Corp., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 9/1/2035 for $1,000,112,222 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,020,003,312 (held as collateral for securities
                     lending). 6,278,000 TOTAL REPURCHASE AGREEMENTS
                     ----------------------------------------------------
                       (AT AMORTIZED COST)                                         12,217,000
                               TOTAL INVESTMENTS -
                         122.3%
                          (IDENTIFIED COST $60,674,753)(2)                         60,208,256
                         OTHER ASSETS AND LIABILITIES - NET - (22.3)%             (10,968,414)
                         TOTAL NET ASSETS - 100%                                   49,239,842

=============================================================================

     1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
       Market Value of                   Market Value of
       Securities Loaned                      Collateral
       --------------------------------------------------
       --------------------------------------------------
       $11,018,019                           $11,278,000
       --------------------------------------------------
     2 At November 30, 2005, the cost of investments for federal tax purposes was $60,674,753. The net unrealized depreciation of investments for federal tax purposes was $466,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $467,682.

Note:
     The categories of investments are shown as a percentage of total net assets at November 30, 2005.



Investment Valuation
The Fund generally values fixed income securities and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

The following acronym is used throughout this portfolio:

ARMS        --Adjustable Rate Mortgages





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Intermediate Government Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006